Other Operating Income - Summary of Net Trading and Other Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Trading And Other Income [abstract]
Net losses on financial instruments designated at fair value through profit or loss	£ (24)	£ (94)	£ (85)
Net gains on financial instruments mandatorily at fair value through profit or loss	64	113	23
Hedge ineffectiveness	19	8	34
Net profit on sale of financial assets at fair value through other comprehensive income	17	15	19
Income from operating lease assets	126	124	86
Other	(64)	20	111
Other operating income (expense)	£ 138	£ 186	£ 188